Business segment information - Distribution of Depreciation and Amortization by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 15,188	$ 17,046	$ 30,685	$ 33,944
Ireland
Segment Reporting Information [Line Items]
Depreciation and amortization	6,836	7,979	14,568	15,864
Rest of Europe
Segment Reporting Information [Line Items]
Depreciation and amortization	1,460	1,624	2,664	3,163
U.S.
Segment Reporting Information [Line Items]
Depreciation and amortization	5,851	6,302	11,263	12,601
Rest of World
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 1,041	$ 1,141	$ 2,190	$ 2,316